BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION

a.	Statement of compliance
These financial statements (“financial statements”) were authorized by the Board of Directors on March 13, 2018. The Company prepared these financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

b.	Basis of measurement
The financial statements are presented in Canadian dollars, the Company’s functional currency, and have been prepared on the historical cost basis except for derivative financial instruments, marketable securities and liabilities for cash-settled share-based payment arrangements measured at fair value. The financial statements have, in management’s opinion, been properly prepared using careful judgment and reasonable limits of materiality, and within the framework of the significant policies summarized in note 3. Significant estimates and judgments used in the preparation of the financial statements are detailed in note 4.